Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Earnings per share
Earnings Per Share Computations

(Amounts in millions, except per share amounts)	2012	2011	2010
Numerator:
Net income attributable to 3M	$4,444	$4,283	$4,085

Denominator:
Denominator for weighted average 3M common shares
outstanding – basic	693.9	708.5	713.7

Dilution associated with the Company’s stock-based
compensation plans	9.4	10.5	11.8

Denominator for weighted average 3M common shares
outstanding – diluted	703.3	719.0	725.5

Earnings per share attributable to 3M common shareholders – basic	$6.40	$6.05	$5.72
Earnings per share attributable to 3M common shareholders – diluted	$6.32	$5.96	$5.63